SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2013
SEGMENT INFORMATION [Abstract]
SEGMENT INFORMATION
NOTE 9: SEGMENT INFORMATION
The Company currently has two reportable segments from which it derives its revenues: Drybulk Vessel Operations and Logistics Business. The reportable segments reflect the internal organization of the Company and are strategic businesses that offer different products and services. The Drybulk Vessel Operations business consists of the transportation and handling of bulk cargoes through the ownership, operation, and trading of vessels, freight, and FFAs. The Logistics Business consists of operating ports and transfer station terminals, handling of vessels, barges and push boats as well as upriver transport facilities in the Hidrovia region.
The Company measures segment performance based on net income attributable to Navios Holdings common stockholders. Inter-segment sales and transfers are not significant and have been eliminated and are not included in the following tables. Summarized financial information concerning each of the Company's reportable segments is as follows:

	Drybulk Vessel Operations		Logistics Business		Total
	Three Month	Three Month	Three Month	Three Month	Three Month	Three Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012	2013	2012
Revenue	$62,105	$98,787	$63,467	$73,292	$125,572	$172,079
Loss on derivatives	(87)	(76)	—	—	(87)	(76)
Interest income/expense and finance cost, net	(20,715)	(20,176)	(6,657)	(5,130)	(27,372)	(25,306)
Depreciation and amortization	(18,454)	(19,753)	(5,779)	(6,119)	(24,233)	(25,872)
Equity in net earnings of affiliated companies	4,127	8,058	—	—	4,127	8,058
Net (loss)/income attributable to Navios Holdings common stockholders	(18,704)	3,758	2,823	1,527	(15,881)	5,285
Total assets	2,422,071	2,447,063	551,620	431,407	2,973,691	2,878,470
Capital expenditures	(338)	(4,429)	(8,395)	(3,709)	(8,733)	(8,138)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	303,103	188,070	—	—	303,103	188,070
Cash and cash equivalents	146,554	125,079	124,543	44,016	271,097	169,095
Restricted cash	6,011	9,521	—	—	6,011	9,521
Long-term debt (including current and non-current portion)	$1,124,910	$1,213,214	$293,818	$200,633	$1,418,728	$1,413,847

	Drybulk Vessel Operations		Logistics Business		Total
	Six Month	Six Month	Six Month	Six Month	Six Month	Six Month
	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended	Period Ended
	June 30,	June 30,	June 30,	June 30,	June 30,	June 30,
	2013	2012	2013	2012	2013	2012
Revenue	$122,712	$200,653	$136,697	$123,440	$259,409	$324,093
Loss on derivatives	(260)	(202)	—	—	(260)	(202)
Interest income/expense and finance cost, net	(40,692)	(40,494)	(12,038)	(10,052)	(52,730)	(50,546)
Depreciation and amortization	(36,684)	(38,785)	(11,872)	(12,921)	(48,556)	(51,706)
Equity in net earnings of affiliated companies	18,250	16,633	—	—	18,250	16,633
Net (loss)/income attributable to Navios Holdings common stockholders	(32,647)	14,739	6,611	5	(26,036)	14,744
Total assets	2,422,071	2,447,063	551,620	431,407	2,973,691	2,878,470
Capital expenditures	(435)	(39,546)	(17,784)	(7,346)	(18,219)	(46,892)
Goodwill	56,240	56,240	104,096	104,096	160,336	160,336
Investments in affiliates	303,103	188,070	—	—	303,103	188,070
Cash and cash equivalents	146,554	125,079	124,543	44,016	271,097	169,095
Restricted cash	6,011	9,521	—	—	6,011	9,521
Long-term debt (including current and non-current portion)	$1,124,910	$1,213,214	$293,818	$200,633	$1,418,728	$1,413,847

.